INTANGIBLE ASSETS, NET	12 Months Ended
Feb. 28, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS, NET

Note 5 — INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the followings:

	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
	JPY	JPY	US$
	(In thousands)
Software	110,942	254,493	1,631
Customer relationships	181,482	181,482	1,163
Subtotal	292,424	435,975	2,794
Less: accumulated amortization	(204,656)	(229,055)	(1,468)
Intangible assets, net	87,768	206,920	1,326

Amortization expenses recognized for the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026 amounted to JPY52.4 million, JPY54.9 million and JPY35.9 million ($0.2 million), respectively.